Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	1stdibs.com, Inc. is filing the attached revised Definitive Proxy Statement on Schedule 14A for the sole purpose of including Inline eXtensible Business Reporting Language, or Inline XBRL, data tagging, which was inadvertently omitted from the Definitive Proxy Statement that was originally filed due to a processing error. There are no other modifications or updates to any disclosures presented in the Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	1STDIBS.COM, INC.
Entity Central Index Key	0001600641